Programme rights (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Programme Rights [Abstract]
Summary of Programme Rights
Total £m
At 1 April 2017	264
Additions	771
Amortisation	(763)
At 1 April 2018	272
Additions	879
Amortisation	(841)
At 31 March 2019	310